UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendments Number:
This Amendment (Check only one):			[  ] is a restatement.
							[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		KDI Capital Partners, LLC
Address:	5151 Glenwood Avenue
		Raleigh, NC 27612

Form 13F File Number:	28-11043

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		John M. Day
Title:		Managing Member
Phone:		919-881-5120

Signature,			Place,				and Date of Signing
John M. Day			Raleigh, North Carolina		May 15, 2007

Report Type (Check only one.):

	[X]  13F HOLDINGS REPORT.
	[ ]  13F NOTICE.
	[ ]  13F COMBINATION REPORT.

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:  13
Form 13F Information Table Value Total: $258,096

List of Other Included Managers:
NONE
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FORM 13F INFORMATION TABLE
                                                     VALUE  SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS    CUSIP   (X$1000) PRN AMT   PRN CALL DISCRETION  MANAGERS   SOLE      SHARED NONE

Best Buy Inc                        COM  086516101   $36,618   751,593 SH      SOLE                     751,593       0    0
Big 5 Sporting Goods Corp           COM  08915P101    $1,386    53,459 SH      SOLE                      53,459       0    0
Capital One Finanical Gro           COM  14040H105   $19,393   257,000 SH      SOLE                     257,000       0    0
Checkfree Corp                      COM   162813109  $28,066   756,700 SH      SOLE                     756,700       0    0
Constellation Brands Inc            CLA  21036P108   $29,669 1,400,800 SH      SOLE                   1,400,800       0    0
CVS Corp                            COM   126650100  $35,951 1,053,043 SH      SOLE                   1,053,043       0    0
Equifax Inc                         COM   294429105   $3,944   108,200 SH      SOLE                     108,200       0    0
Harley Davidson Inc                 COM   412822108  $12,379   210,700 SH      SOLE                     210,700       0    0
Portfolio Recovery Assocs           COM  73640Q105    $7,159   160,340 SH      SOLE                     160,340       0    0
Ruths Chris Steak Hse Inc           COM   783332109  $26,609 1,306,928 SH      SOLE                   1,306,928       0    0
Select Comfort Corp                 COM  81616X103   $10,368   582,489 SH      SOLE                     582,489       0    0
Staples Inc                         COM   855030102  $36,151 1,399,024 SH      SOLE                   1,399,024       0    0
Sysco Corp                          COM   871829107  $10,403   307,523 SH      SOLE                     307,523       0    0

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